Interim Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating activities:
Net earnings (loss)	$ (6,749)	$ (34,862)	$ 44,509	$ 15,690
Items not involving cash:
Depreciation	41,533	32,818	78,814	62,776
Share-based compensation (note 13)	1,943	865	2,529	1,252
Amortization of deferred charges (note 6)	2,956	1,423	5,167	2,697
Amounts reclassified from other comprehensive loss to interest expense	2,194	2,900	4,736	6,185
Unrealized change in fair value of financial instruments (note 17)	51,354	53,798	25,571	18,246
Gain on vessels	(9,773)		(9,773)
Equity loss on investment			134
Changes in assets and liabilities:
Prepaid expenses and accounts receivable	6,897	(1,488)	25,387	(2,866)
Other assets and deferred charges	(6,344)	(2,810)	(8,586)	(7,387)
Accounts payable and accrued liabilities	10,180	9,964	(19,437)	6,643
Deferred revenue	(682)	754	(1,477)	(3,385)
Other long-term liabilities (note 10)	(1,314)	(3,139)	(5,620)	(3,239)
Cash from operating activities	92,195	60,223	141,954	96,612
Financing activities:
Draws on credit facilities (note 9)	69,997	387	115,487	2,297
Repayment of credit facilities (note 9)	(2,760)		(12,802)
Shares repurchased, including related expenses (note 11)	(329)		(170,938)
Repayment on other long-term liabilities (note 10)	(8,335)	(3,487)	(32,984)	(5,700)
Financing fees (note 6)	198	(385)	182	(1,067)
Dividends on common shares	(14,811)	(9,375)	(22,178)	(15,626)
Dividends on preferred shares	(8,312)	(6,394)	(16,625)	(6,714)
Cash from (used in) financing activities	35,648	85,026	(139,858)	317,846
Investing activities:
Expenditures for vessels	(77,640)	(208,704)	(164,275)	(299,265)
Short term investments	141		(10,073)
Cash acquired on acquisition of Seaspan Management Services Ltd.			23,910
Restricted cash	5,000	5,000	5,000	5,000
Intangible assets	(6,511)	(995)	530	(1,584)
Cash used in investing activities	(79,010)	(204,699)	(144,908)	(295,849)
Increase (decrease) in cash and cash equivalents	48,833	(59,450)	(142,812)	118,609
Cash and cash equivalents, beginning of period	289,478	212,278	481,123	34,219
Cash and cash equivalents, end of period	338,311	152,828	338,311	152,828
Series C Preferred Shares [Member]
Financing activities:
Series C preferred shares issued, net of share issue costs		$ 104,280		$ 344,656